PROMISSORY NOTES 04/30/17 (Detail) - Schedule of Promissory Notes - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Current	$ 15,373,956	$ 14,147,964	$ 6,587,526
Non-current	184,813	165,208	3,871,395
First Promissory Note [Member]
Promissory notes			5,678,107
Second Promissory Note [Member]
Promissory notes			4,780,814
Third Promissory Note [Member]
Promissory notes	15,373,956	14,147,964
Forth Promissory Note [Member]
Promissory notes	184,813	165,208
Total [Member]
Promissory notes	$ 15,558,769	$ 14,313,172	$ 10,458,921